Janus Henderson Mid Cap Value Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.07%	8.59%	8.10%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.38%	5.56%	6.66%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.19%	6.13%	6.64%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.86%	6.75%	7.22%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.23%	7.17%	7.64%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.37%	7.28%	7.76%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.51%	6.48%	6.95%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.75%	5.20%	5.14%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	9.60%	5.35%	5.46%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.11%	7.03%	7.50%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.